Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 27	$ 27	$ 28
Interest cost	23	25	25
Expected return on plan assets	(21)	(20)	(22)
Amortization of actuarial net loss (gain)	9	8	7
Amortization of prior service cost		1	1
Effect of settlement	1		1
Net periodic benefit cost	39	41	40
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	5
Interest cost	2	2	2
Amortization of actuarial net loss (gain)	3
Effect of curtailment		(1)	(1)
Net periodic benefit cost	$ 8	$ 4	$ 6